UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

WENDY SIMS

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2019

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2019

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For fiscal year ending October 31, 2019, BMC Fund, Inc. (the “Company”) generated investment performance of 9.4% which is nearly double our absolute return hurdle, but just shy of our investment policy index which advanced 10.5% during the year. The company’s stock and bond portfolios benefited from declining rates while our defensively positioned alternative investments failed to keep pace with the rally in risk assets. At fiscal year-end, the portfolio remains broadly diversified with a substantial cash reserve.

In last year’s letter to shareholders, we highlighted increasing evidence of late cycle economic behavior. If someone had told us then that the consensus among investors was for at least three rate cuts in 2019, we probably would have guessed that the US had tipped into recession and that US stocks had entered a bear market. Instead, equity markets hit all-time highs, and credit spreads remain near all-time lows. Go figure.

The bull case for equities from here seems to depend upon the Fed easing monetary policy and rekindling animal spirits. But is the first rate cut after a ten-year expansion really a bullish indicator? Unlike prior, garden-variety cycles, central banks don’t appear to be in the driver’s seat today. Instead, the biggest threat to markets and to the global economy is simply, Deal or No (Trade) Deal? Said differently, lower rates won’t fix global trade; monetary policy cannot address broken supply chains; and interest rates are not the problem.

Passive investing has effectively removed any hint of price discovery from the markets, and today’s factor models are almost completely devoid of fundamental analysis. As a result, whenever investors begin to pull their money from passive funds, the rotation from momentum to value may be furious and frantic, creating beautiful opportunities for the patient investor. As one astute veteran noted, “There is all this opportunity, but so few active managers looking to take advantage.” Count us as one of the few.

A frothy market doesn’t mean investors should avoid equity markets altogether. It just means that they need to identify and allocate to the pockets of value within the market where the odds are tilted in their favor. Even amidst a wildly overvalued market, compelling investment opportunities remain. It’s rare for all assets prices to decline in unison. Outside of the most recent crisis, which is still ingrained in investors’ memories, rolling bear markets are more common. Capital flows from the most popular crowded trades as they fall out of favor and into today’s unloved and undervalued assets. That’s precisely where we are focused today and precisely where we believe returns will be tomorrow. We are pleased with the Company’s performance this past year, but we think the best is yet to come. We strongly believe that the investment landscape is slowly coming our way. If and when the tides shift, relative performance should look even stronger.

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Year Ended October 31, 2019

During the year ended October 31, 2019, the Company paid the following dividends per share:

December 10, 2018 to shareholders of record November 25, 2018	$.25
March 10, 2019 to shareholders of record February 25, 2019	.25
June 10, 2019 to shareholders of record May 25, 2019	.25
September 10, 2019 to shareholders of record August 25, 2019	.25

Total	$1.00

The Company paid a dividend of $0.25 per share on December 10, 2019 to shareholders of record November 25, 2019.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2019 with a total market value of $102,129,407.

M. Hunt Broyhill
Chairman and President

BMC FUND, INC.

LETTER TO SHAREHOLDERS –

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Year Ended October 31, 2019

BMC FUND, INC.

SUPPLEMENTAL INFORMATION

Year Ended October 31, 2019

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of BMC Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open written option contracts, of the BMC Fund, Inc. (the “Fund”), as of October 31, 2019 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the ten years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $29,458,028 (28.22% of net assets) as of October 31, 2019, whose fair values have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based upon information provided by the funds’ managers or the general partners.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We have conducted our audits in accordance with the standards of the PCAOB. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ Dixon Hughes Goodman LLP

We have served as the Fund’s auditor since 2001.

Charlotte, North Carolina

December 16, 2019

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2019

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
RAYTHEON CO		4.400%	2/15/2020	500,000	504,062	503,476
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	993,220	999,957
DISH DBS CORP		5.875%	7/15/2022	100,000	102,382	100,250
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,857	100,000
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,648	204,000
DAVITA INC		5.125%	7/15/2024	200,000	200,227	204,154
EMBARQ CORP		7.995%	6/1/2036	247,000	246,995	244,530
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	158,625
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,707	105,180
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,668	507,356
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	446,054
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,356	216,708
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,758	205,490
JP MORGAN CHASE CAP XXIII	5	3.700%	5/15/2077	250,000	232,601	206,875
BUCKEYE PARTNERS LP		6.375%	1/22/2078	200,000	146,159	146,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	1,2,3	0.000%	9/29/2008	3,000,000	1,619,845	-
LEHMAN BROTHERS HLDGS EAFE INDEX	1,2,3	0.000%	11/15/2008	1,000,000	531,701	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	1,2,3	0.000%	3/15/2011	2,500,000	1,348,678	-
				11,158,000	7,972,864	4,348,655	4.17%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	86,597	100,250
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	997,638	1,202,256
				1,300,000	1,084,235	1,302,506	1.25%

TOTAL INVESTMENTS IN FIXED INCOME				$12,458,000	$9,057,099	$5,651,161	5.41%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,500.00	19,596	19,065
DOUBLELINE FDS TR DBLN LOW DURATION I	49,603.18	500,000	498,016
DOUBLELINE FDS TR ULTRA SHORT	49,850.45	500,000	500,997
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,427,348
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,657,953
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,543,468
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	502,806
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	506,661
TOTAL BOND MUTUAL FUNDS		7,632,096	7,656,314	7.33%

STOCK MUTUAL FUNDS:
ALTERNATIVE
MFO MUTUAL FUND SERIES TRS	1,551.35	50,000	50,217	0.05%

TOTAL ALTERNATIVES		50,000	50,217	0.05%

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	206,640	0.20%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT	1,630.00	99,518	83,407
PZENA EMERGING MARKETS	47,531.27	500,000	482,442
VANGUARD TRUSTEES EMERGING MKT	22,255.64	500,000	486,731
		1,099,518	1,052,580	1.01%

TOTAL INTERNATIONAL EQUITIES		1,297,391	1,259,220	1.21%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	548,232	0.53%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	357,098	0.34%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	895,096
INVESCO INTL DIVIDEND ACHIEVERS ETF		6,600.00	99,412	106,194
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	635,976
			1,599,412	1,637,266	1.57%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	602,974	0.58%

Mid Cap Blend
AKRE FOCUS FUND INSTL		5,590.87	128,758	256,901	0.25%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,637,419	1.57%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	402,730
SPDR GOLD SHARES	[3]	5,000.00	486,825	712,150
VANECK VECTORS GOLD MINERS		10,832.00	273,670	304,921
			1,160,488	1,419,801	1.36%

Technology
BLACKROCK SCIENCE & TECHNOLOGY		1,500.00	49,551	48,210
COLUMBIA SELIGMAN PREMIUM		2,500.00	51,274	55,750
			100,825	103,960	0.10%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	706,750
			357,288	706,750	0.68%

TOTAL SPECIALTY FUNDS			6,094,966	7,270,401	6.96%

TOTAL STOCK MUTUAL FUNDS			7,442,357	8,579,838	8.22%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$15,074,453	$16,236,152	15.55%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	6,484,912
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	3,022,605
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,764,131
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	4,161,486
LITESPEED PARTNERS, LP	[2,3]	2,000,000	2,504,308
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	86,849
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	2,108,886	2,244,842
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	29,081	89,882
OLD WELL EMERGING MARKETS FUND	[2,3]	500,000	494,552
PRIVET FUND LP	[2,3]	1,000,000	1,563,665
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	200,149
STARK INVESTMENTS LP	[2,3]	22,609	61,477
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	914,430
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,271,429	2,015,517
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,415,278
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	48,096
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	46,794
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	47,099
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	46,843
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	[2,3]	250,000	245,113
TOTAL LIMITED PARTNERSHIPS		21,532,695	29,458,028	28.22%

TOTAL OTHER INVESTMENTS		$21,532,695	$29,458,028	28.22%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	230,940
	4,500.00	BCE INC COM		191,785	213,525
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	46,100
	10,000.00	TELEFONICA BRASIL S.A.		144,120	131,700
	6,691.00	TELEFONICA S A SPONSORED ADR		110,735	51,320
	6,500.00	VODAFONE GROUP		169,802	132,730
				818,017	806,315	0.77%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C		641,356	1,387,381
	350.00	BAIDU INC SPON ADR REP A		61,300	35,648
	3,500.00	FACEBOOK INC CL A		585,375	670,775
	20,000.00	NIELSEN HOLDINGS PLC SHS EUR		460,877	403,200
				1,748,908	2,497,004	2.39%

TOTAL COMMUNICATION SERVICES				2,566,925	3,303,319	3.16%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	1,000.00	STARBUCKS CORPORATION		54,224	84,560
				54,224	84,560	0.08%

Specialty Retail	15,000.00	AUTONATION INC COM		516,838	762,750
	12,500.00	IAA, INC.		-	476,875
	12,500.00	KAR AUCTION SERVICES, INC.		623,441	310,750
				1,140,279	1,550,375	1.49%

TOTAL CONSUMER DISCRETIONARY				1,194,503	1,634,935	1.57%

CONSUMER STAPLES

Discount Stores	2,500.00	DOLLAR GEN CORP COM		176,765	400,850
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	1,104,000
				963,016	1,504,850	1.44%

Food, Beverage & Tobacco	15,200.00	ALTRIA GROUP INC COM		657,738	680,808
	6,000.00	ANHEUSER-BUSCH INBEV SA/NV		522,857	484,620
	1,500.00	CONSTELLATION BRANDS CL A		136,079	285,495
	500.00	GENERAL MILLS INC COM		20,240	25,430
	2,500.00	MOLSON COORS BREWING COM C		163,316	131,800
				1,500,230	1,608,153	1.54%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM		18,418	34,240
				18,418	34,240	0.03%

TOTAL CONSUMER STAPLES				2,481,664	3,147,243	3.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
ENERGY
Energy	2,500.00	BP PLC SPONSORED ADR	98,185	94,775
	50,000.00	CAMECO CORP COM	478,185	446,500
	2,800.00	CHEVRON CORP	296,043	325,192
	2,404.00	EXXON MOBIL CORP COM	213,938	162,438
	5,800.00	OCCIDENTAL PETROLEUM COM	423,410	234,900
	5,000.00	PHILLIPS 66 COM	534,807	584,100
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	173,910
	2,000.00	SCHLUMBERGER LTD COM	87,710	65,380
	9,000.00	SUNOCO INC COM	215,850	302,490
	7,000.00	VALERO ENERGY CORP COM STK	498,874	678,860
			3,042,462	3,068,545	2.94%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	60,340	0.06%

Pipelines	2,000.00	BUCKEYE PARTNERS LP COM	124,792	82,920
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	112,980
	8,999.00	ENBRIDGE INC	303,522	327,654
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	161,152
	5,750.00	ENLINK MIDSTREAM, LLC	57,890	35,937
	7,500.00	ENTERPRISE PRODUCTS PARTNERS LP	217,333	195,225
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	39,620
	8,000.00	GOLAR LNG PARTNERS LP	140,814	81,440
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	67,800
	3,000.00	HOLLY ENERGY PARTNERS	86,820	68,550
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	124,640
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	92,295
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	22,500
	6,000.00	TALLGRASS ENERGY LP	125,895	111,960
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	132,525
			1,928,431	1,657,198	1.59%

TOTAL ENERGY			5,035,706	4,786,083	4.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,602	156,350
	5,000.00	BB&T CORP COM		215,613	265,250
	3,000.00	PACWEST BANCORP DEL COM		148,845	110,970
				461,060	532,570	0.51%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	205,520
	5,000.00	ANNALY CAP MGMT INC COM		82,125	44,900
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	43,350
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	531,450
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,222,680
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	471,900
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	419,625
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	644,115
	8,000.00	CARLYLE GROUP LP COM		194,150	218,240
	800.00	CME GROUP		129,728	164,600
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	103,250
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	267,150
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	94,320
	1,000.00	JP MORGAN CHASE & CO COM		112,745	124,920
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	31,300
	10,000.00	OXFORD LANE CAP CORP COM		110,256	93,400
	13,000.00	STARWOOD PPTY TR INC COM		286,829	319,800
				4,623,738	5,000,520	4.79%

Insurance	1,500.00	AON PLC SHS CL A		121,687	289,740
	5,000.00	OLD REP INTL CORP COM		84,276	111,700
	2,500.00	TRAVELERS COMPANIES COM		203,356	327,650
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	196,050
				558,134	925,140	0.89%

TOTAL FINANCIALS				5,642,932	6,458,230	6.19%

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	146,500
	5,000.00	HOLOGIC INC COM	[3]	216,378	241,550
	4,550.00	LABORATORY CORP AMER HLDGS	[3]	511,426	749,704
	10,000.00	MCKESSON CORP COM		1,395,085	1,330,000
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	303,750
	600.00	STRYKER CORP		112,156	129,762
				2,560,715	2,901,266	2.78%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	198,875
	10,200.00	ALLERGAN PLC SHS		1,597,541	1,796,322
	38.00	AMGEN INC COM		5,707	8,104
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	490,300
	30,000.00	BAYER A G SPONSORED ADR		504,750	583,200
	2,592.00	ELI LILLY & CO COM		114,185	295,358
	500.00	IQVIA HOLDINGS INC COM		49,545	72,210
	500.00	MERCK & CO INC COM		26,583	43,330
	500.00	PFIZER INC COM		12,068	19,185
	1,000.00	SEATTLE GENETICS INC COM		49,131	107,400
				2,824,853	3,614,284	3.46%

TOTAL HEALTH CARE				5,385,568	6,515,550	6.24%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	82,495
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	83,960
				172,360	166,455	0.16%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	56,105
				17,412	56,105	0.05%

Transportation	6,000.00	FORTRESS TRANS INFRST COM		95,790	95,100
	5,000.00	USD PARTNERS LP COM UT REP		56,643	53,300
				152,433	148,400	0.14%

TOTAL INDUSTRIALS				342,205	370,960	0.36%

INFORMATION TECHNOLOGY

Hardware & Equipment	5,700.00	CISCO SYSTEMS INC		111,359	270,807
	6,500.00	CORNING INC COM		181,607	192,595
				292,966	463,402	0.44%

Software & Services	3,500.00	MICROSOFT CORP COM		87,412	501,795
	4,000.00	ORACLE CORP COM		110,847	217,960
				198,259	719,755	0.69%

Technology Hardware & Equipment	3,000.00	APPLE INC COM		310,629	746,280
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	84,000
	359.99	DELL TECHNOLOGIES INC COM	[3]	9,405	19,040
	1,000.00	INTEL CORP COM		23,850	56,530
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	174,090
				665,914	1,079,940	1.03%

TOTAL INFORMATION TECHNOLOGY				1,157,139	2,263,097	2.17%

MATERIALS	526.00	CORTEVA INC COM		48,606	13,876
	2,026.00	DOW CHEM CO COM		74,429	102,293
	526.00	DU PONT E I DE NEMOURS COM		48,574	34,668
	500.00	ECOLAB INC COM		52,645	96,035
	2,400.00	F M C CORP COM		192,996	219,600

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
TOTAL MATERIALS			417,250	466,472	0.45%

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC	77,890	99,960
	5,000.00	BROOKFIELD PROPERTY REIT COM	100,171	94,500
	5,000.00	CARETRUST REIT INC COM	68,082	121,200
	1,500.00	CYRUSONE INC COM	94,747	106,920
	2,000.00	DIGITAL RLTY TR INC COM	221,501	254,080
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	267,840
	3,500.00	GEO GROUP INC COM	83,062	53,270
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	298,600
	6,500.00	IRON MTN INC NEW COM	209,420	213,200
	3,000.00	JERNIGAN CAP INC COM	58,819	56,970
	4,000.00	LTC PPTYS TR INC COM R	159,295	207,400
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	310,950
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	88,080
	6,000.00	PHYSICIANS RLTY TR COM	112,435	112,020
	11,500.00	TANGER FACTORY OUTLET COM	263,890	185,380
	3,000.00	VENTAS INC COM	195,931	195,300
	500.00	W P CAREY & CO LLC COM	31,927	46,030
TOTAL REAL ESTATE			2,290,537	2,711,700	2.60%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	47,565
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	75,255
	6,500.00	DOMINION RES INC VA COM	330,756	536,575
	4,387.00	DUKE ENERGY CORP COM	334,123	413,519
	1,000.00	ENTERGY CORP NEW COM	69,388	121,480
	5,000.00	SOUTHERN CO COM	209,871	313,300
	5,641.00	UGI CORP NEW COM	581,685	268,907
	2,256.00	WEC ENERGY GROUP INC COM	89,900	212,966
TOTAL UTILITIES			1,702,049	1,989,567	1.91%

TOTAL INVESTMENTS IN COMMON STOCKS			$28,216,478	$33,647,156	32.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
INVESCO QQQ PUT OPTION, $170 EXP 3/20/20	[3]	100.00	$43,955	$23,900
INVESCO QQQ PUT OPTION, $176 EXP 11/15/19	[3]	100.00	$58,754	$1,000
INVESCO QQQ PUT OPTION, $180 EXP 11/15/19	[3]	100.00	$29,854	$1,500
INVESCO QQQ PUT OPTION, $180 EXP 12/20/19	[3]	40.00	$15,861	$4,080
ISHARES IBOXX PUT OPTION, $110 EXP 1/17/20	[3]	250.00	$26,650	$1,250
ISHARES IBOXX HI PUT OPTION, $80 EXP 12/20/19	[3]	200.00	$28,722	$6,200
ISHARES IBOXX HI PUT OPTION, $85 EXP 3/20/20	[3]	200.00	$44,512	$10,000
			248,308	47,930	0.05%

TOTAL INVESTMENTS IN OPTIONS			$248,308	$47,930	0.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2019

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$179,500
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.300%	N/A	150,000.00	159,750	170,556
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	250,000.00	247,347	255,500
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	182,025
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	224,730
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.875%	N/A	150,000.00	149,812	156,750
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	198,563
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	216,250
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	151,050
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	148,875
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	323,750
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	50,560
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	257,800
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	254,375
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,457,917

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,215,730	$4,228,201	4.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2019

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$12,860,779	$12,860,779	12.32%

TOTAL INVESTMENTS - MARKET VALUE			102,129,407	97.83%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,265,400	2.17%

TOTAL NET ASSETS			$104,394,807	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security. Maturity date is not applicable.

5Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
COMMSCOPE HOLDING CALL OPTION, $14 EXP 2/12/20	[3]	(30.00)	(2,054)	(1,500)
CONSTELLATION CALL OPTION, $217.50 EXP 10/25/19	[3]	(10.00)	(4,085)	(200)
DOLLAR GENERAL CALL OPTION, $145 EXP 12/20/19	[3]	(25.00)	(15,961)	(45,475)
DOW INC CALL OPTION, $55 EXP 12/20/19	[3]	(15.00)	(1,417)	(525)
FACEBOOK INC CALL OPTION, $200 EXP 12/20/19	[3]	(10.00)	(7,234)	(3,780)
JPMORGAN CHASE CALL OPTION, $120 EXP 1/17/20	[3]	(10.00)	(2,264)	(7,080)
MICROSOFT CORP CALL OPTION, $145 EXP 1/17/20	[3]	(20.00)	(9,569)	(8,280)
VALERO ENERGY CALL OPTION, $85 EXP 12/20/19	[3]	(10.00)	(2,715)	(12,430)
VALERO ENERGY CALL OPTION, $90 EXP 12/20/19	[3]	(15.00)	(2,227)	(12,000)
TOTAL CALL OPTIONS - LIABILITIES			(47,526)	(91,270)	-0.09%

PUT OPTIONS:
DOW INC PUT OPTION, $45 EXP 12/20/19	[3]	(15.00)	(2,692)	(1,050)
ENTERPRISE PRODUCTS PUT OPTION, $29 EXP 12/20/19	[3]	(25.00)	(2,211)	(7,625)
FORTRESS TRANS PUT OPTION, $15 EXP 2/12/20	[3]	(30.00)	(1,524)	(1,200)
IAA INC PUT OPTION, $35 EXP 11/15/19	[3]	(125.00)	(14,182)	(3,125)
IAA INC PUT OPTION, $40 EXP 1/17/20	[3]	(125.00)	(24,807)	(38,750)
INTEL CORP PUT OPTION, $41 EXP 1/17/20	[3]	(25.00)	(2,836)	(200)
INTEL CORP PUT OPTION, $50 EXP 3/20/20	[3]	(20.00)	(2,694)	(3,000)
INVESCO QQQ PUT OPTION, $120 EXP 3/20/20	[3]	(100.00)	(28,246)	(14,300)
INVESCO QQQ PUT OPTION, $170 EXP 12/20/19	[3]	(40.00)	(9,218)	(1,800)
MICROSOFT CORP PUT OPTION, $125 EXP 1/17/20	[3]	(15.00)	(4,147)	(1,170)
NIELSEN HOLDINGS PUT OPTION, $20 EXP 11/15/19	[3]	(100.00)	(8,426)	(8,000)
WASTE MANAGEMENT INC PUT OPTION, $105 EXP 1/17/20	[3]	(10.00)	(1,535)	(1,150)
WASTE MANAGEMENT INC PUT OPTION, $110 EXP 1/17/20	[3]	(10.00)	(3,985)	(2,500)
WAYFAIR INC PUT OPTION, $95 EXP 1/17/20	[3]	(5.00)	(2,342)	(8,050)
TOTAL PUT OPTIONS - LIABILITIES			(108,845)	(91,920)	-0.09%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(156,371)	$(183,190)	-0.18%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019

ASSETS AT MARKET VALUE:
Investment securities (cost - $91,205,542)	$102,129,407
Cash	2,369,043
Receivables, accrued interest and dividends	160,986
Other assets	19,905

Total assets	104,679,341

LIABILITIES:
Call and put options written, at fair value (premiums received $156,371)	183,190
Accounts payable and accrued expenses	13,839
Payable to broker	3,086
Payable to custodian	3,655
Accounts payable to affiliates	80,764

Total liabilities	284,534

NET ASSETS AT OCTOBER 31, 2019 - EQUIVALENT TO $21.16 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$104,394,807

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	63,033,034
Undistributed net investment income	380,619
Realized gain on investments sold and foreign currency transactions	222,989
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of investments and call and put options written	10,897,046

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$104,394,807

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2019

INVESTMENT INCOME:
Income:
Interest - fixed income	$454,388
Dividend income (net of $13,325 foreign tax)	2,335,486

Total income	2,789,874

Expenses:
Legal and professional fees	58,951
Directors' fees (Note 7)	65,000
Investment expense	103,616
Salaries and related expenses	668,363
Property and liability insurance	47,703
Depreciation expense	2,238
Rent	47,242
Office expense and supplies	38,561
Dues and subscriptions	48,818
Travel and entertainment	15,256

Total expenses	1,095,748

Investment income, net	1,694,126

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	546,254
Realized gain from expiration or closing of options contracts written	148,802
Change in unrealized appreciation of investments for the period	4,480,966

Net gain on investments	5,176,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,870,148

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2019 and 2018

	2019	2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,694,126	$1,347,280
Net realized gains from investment securities sold, options and foreign currency transactions	695,056	1,485,739
Change in unrealized appreciation of investments for the year	4,480,966	(1,099,059)

Net increase in net assets resulting from operations	6,870,148	1,733,960

Distributions to shareholders from:

Net realized gains on investment securities, options and foreign currency transactions	(406,004)	(1,814,378)
Net investment income	(1,604,400)	(1,581,479)
Retained earnings prior to becoming an investment company	(2,922,877)	(1,537,424)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,936,867	(3,199,321)

NET ASSETS AT BEGINNING OF PERIOD	102,457,940	105,657,261

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2019 - $380,619, 2018 - $290,893)	$104,394,807	$102,457,940

See accompanying notes to financial statements.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011 and 2010

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012, 2011 and 2010.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
PERFORMANCE	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$21.41	$20.20
Net investment income	0.34	0.27	0.27	0.22	0.35	0.42	0.46	0.35	0.49	0.46
Net gains (losses) on investments	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18	0.21	1.70
Total from investment operations	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53	0.70	2.16
Less distributions:
Dividends from net investment income	0.33	0.32	0.20	0.23	0.36	0.44	0.47	0.56	0.27	0.46
Distributions from capital gains	0.08	0.37	0.35	-	0.44	0.42	0.33	0.48	0.53	-
Distributions from retained earnings	0.59	0.31	0.45	0.77	0.22	0.14	0.27	0.02	0.20	0.49
Total distributions	1.00	1.00	1.00	1.00	1.02	1.00	1.07	1.06	1.00	0.95
Net asset value, end of period	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$21.11	$21.41

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00

TOTAL INVESTMENT RETURN[2]	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576
Ratio of expenses to average net assets[3]	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%
Ratio of net investment income to average net assets[3]	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%
Portfolio turnover rate	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows:  income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the year ended October 31, 2019, the Company purchased and sold securities in the amount of $12,768,917 and $15,015,988 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2015 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of October 31, 2019.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,651,161	$-	$-	$5,651,161
Bond Mutual Funds	7,656,314	-	-	7,656,314
Stock Mutual Funds	8,579,838	-	-	8,579,838
Common Stocks – Publicly Traded	33,695,086	-	-	33,695,086
Preferred Stocks – Publicly Traded	4,228,201	-	-	4,228,201
Cash Equivalents	12,860,779	-	-	12,860,779
Limited Partnerships – Measured at NAV (2)	-	-	-	29,458,028
Total Investments	$72,671,379	$-	$-	$102,129,407

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(91,270)	$-	$-	$(91,270)
Put Options	(91,920)	-	-	(91,920)
Total Call and Put Options – Liabilities	$(183,190)	$-	$-	$(183,190)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.       Investments in Limited Partnerships - As of October 31, 2019, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2019. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Triarii Capital Partners LP	45 days	Quarterly	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (15) See below (16)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to 1/4 of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(14) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(15) Walnut is in receivership.

(16) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitments to limited partnerships.

K.	On July 26, 2019, FASB issued Accounting Standards Update 2019-07 (“ASU 2019-07”),

Codification Updates to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization, and Miscellaneous Updates. The purpose of this ASU 2019-07 is to align guidance in various SEC sections of the FASB Accounting Standards Codification with the requirements of certain already effective SEC final rules. The ASU was effective during the Company’s fiscal year 2019. The adoption of this standard did not have a material impact on the Company’s financial statements.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2019, were as follows:

Gross appreciation (excess of value over tax cost)	$18,295,128
Gross depreciation (excess of tax cost over value)	(7,371,263)
Net unrealized appreciation	$10,923,865
Cost of investments for income tax purposes	$91,205,542

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

4.	OPTIONS WRITTEN

As of October 31, 2019, portfolio securities valued at $1,546,275 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2019 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2018	657	$189,004
Options written	2,712	511,781
Options terminated in closing purchase transactions	(1,921)	(403,343)
Options expired	(600)	(127,362)
Options exercised	(58)	(13,709)
Options outstanding at October 31, 2019	790	$156,371

5.	PLEDGED COLLATERAL

As of October 31, 2019, cash in the amount of $4,255,000 was pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2018, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2018.

On March 10, 2019 a distribution of $0.25 per share was paid to shareholders of record on February 25, 2019.

On June 10, 2019, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2019.

On September 10, 2019, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2019.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during 2019 and 2018 was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$1,925,215	$777,270
Long-term capital gains	2,434,807	2,294,295
Retained earnings prior to becoming an investment company	573,259	1,861,716
	$4,933,281	$4,933,281

As of October 31, 2019, there was $485,610 of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles. The difference for the period ended October 31, 2019 reflects $380,619 of undistributed net investment income and $222,989 of realized gains on investments under generally accepted accounting principles.

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the year ended October 31, 2019 amounted to $47,242. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2019 was $80,764.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Company is invested.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Year Ended October 31, 2019

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,735,791 and have been assigned no value at October 31, 2019.

There were no impairment charges during the year. The Company received $40,476 in proceeds during the twelve months ended October 31, 2019 related to these impaired securities, which was treated as a return of capital.

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

The directors of the Fund were elected for a one-year term at the 2019 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (92) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)	None

M. Hunt Broyhill (55) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (95) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (53) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC, (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)	None

Carol Frye (62) 1009 Frosty Lane, NE Lenoir, NC 28645	Director	Since 2019	Retired; former Secretary and Treasurer of the Fund (2001-2018); former Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-2018); former Secretary and Treasurer of Broyhill Investments, Inc. (2000-2018); former Director (2001-2019) and former Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-2018)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Jan E. Gordon (68) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (97) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (56) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (76) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None

R. Donald Farmer (72) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Robert G. Fox, Jr. (70) 330 Lams Way Vilas, NC 28692	Director	Since 2008	President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Mark E. Roberts (57) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (67) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-2019); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-2019); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)	CommunityOne Bancorp (2011-2017); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (43) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011)	None

Danny A. Gilbert (53) 603 Stonecroft Ct. SE Lenoir, NC 28645	Vice President Chief Compliance Officer	Since Feb. 2018 Since June 2017	Vice President (since February 2018) and Chief Compliance Officer of the Fund since June 2017; Vice President of Broyhill Family Foundation, Inc. (2019-present); Vice President of Broyhill Investments, Inc. (2017-present); Manager and Vice President of P.B. Realty, LLC (formerly P.B. Realty, Inc.) (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS (Unaudited)

Year Ended October 31, 2019

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Wendy S. Sims (34) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

BMC FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

Year Ended October 31, 2019

Proxy Voting - The policies and procedures that the Company uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Company’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Company files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Company’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $74,250.00 for the fiscal year ended October 31, 2018; $41,000.00 for the fiscal year ended October 31, 2019.

(b) Audit-Related Fees: $1,426.50 for the fiscal year ended October 31, 2018; $1,296.00 for the fiscal year ended October 31, 2019. These fees were incurred for travel-related expenses.

(c) Tax Fees: $9,000.00 for the fiscal year ended October 31, 2018; $8,000.00 for the fiscal year ended October 31, 2019. These fees were incurred for preparation of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2018; $0.00 for the fiscal year ended October 31, 2019. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2019 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1) As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2) The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2019.

M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	13
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$135,553	$36,017,636
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	87
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	8
Assets Managed	$0	$0	$77,300,000
Assets Managed with Performance-Based Advisory Fees	$0	$0	$ 2,670,000

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2019 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 13(a)(1).

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and Chief Financial Officer

Date: December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: December 16, 2019

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and Chief Financial Officer

Date: December 16, 2019